Tangible assets - Sale of properties and future minimum lease payments required under operating leases (Details) $ in Millions	3 Months Ended
	Jun. 30, 2012 period property	Dec. 31, 2017 MXN ($)
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		$ 9,690
2018
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		1,669
2019
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		1,338
2020
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		1,104
2021
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		959
2022
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		794
More than 5 years/2023 and thereafter
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		3,826
Fibra Uno
Tangible assets
Number of properties sold | property	220
Term of operating lease	20 years
Term of renewal periods	5 years
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		3,952
Fibra Uno | Maximum
Tangible assets
Number of additional renewal periods | period	4
Fibra Uno | 2018
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		276
Fibra Uno | 2019
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		276
Fibra Uno | 2020
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		276
Fibra Uno | 2021
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		276
Fibra Uno | 2022
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		276
Fibra Uno | More than 5 years/2023 and thereafter
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		2,572
Other Operating Leases
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		5,738
Other Operating Leases | 2018
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		1,393
Other Operating Leases | 2019
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		1,062
Other Operating Leases | 2020
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		828
Other Operating Leases | 2021
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		683
Other Operating Leases | 2022
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		518
Other Operating Leases | More than 5 years/2023 and thereafter
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		$ 1,254